SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash uninsured amount	$ 1,900,000		$ 1,877,589	$ 5,127,956
Federal Deposit Insurance Corporation insurance limits	250,000		250,000
Total current assets	11,900,000		3,200,000
Working capital amount	11,300,000		1,400,000	4,100,000
Cash resources	11,100,000		2,100,000
Fully fdic insured amount deposit	10,500,000
Cash	$ 345,000		2,100,000	5,600,000
Total current assets			$ 3,200,000	$ 5,700,000
Intra Fi Network [Member]
Federal Deposit Insurance Corporation insurance limits		$ 250,000